SHARE CAPITAL (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
No of share issued		5,354,400
Shares to be issued, amount	$ 0		$ 0	$ 0
April 21, 2022
Statement [Line Items]
Shares issued price	$ 0.31
No of share issued	6,718,000
Gross proceed from financing	$ 2,104,246
Cash received	$ 1,891,879
Warrant purchase per share	$ 1.25
Allocated amount of warrant	$ 122,436
Outstanding fees and debt settlement	$ 212,367
February 26,2022
Statement [Line Items]
Shares issued price	$ 0.30
Gross proceed from financing	$ 210,000
No of common warrant purchase	700,000
Transferred of exercise share	124,788
August 19,2021
Statement [Line Items]
Shares issued price	$ 0.30
No of share issued	3,379,379
Gross proceed from financing	$ 1,013,814
Cash received	$ 661,530
Warrant purchase per share	$ 0.45
Amount of outstanding fee and debt	$ 352,284
Director of outstanding amount	$ 97,500
August 1,2021
Statement [Line Items]
Shares issued price	$ 0.25
No of share issued	200,000
Transferred of exercise share	25,959
December 17,2021
Statement [Line Items]
No of share issued	5,354,400
Transferred of exercise share	923,590